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March 20, 2006

U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD CHESTER FUNDS (THE "TRUST")
     FILE NO.  2-92948
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Commissioners:

Enclosed is the 35th Post-Effective Amendment to the Trust's registration statement on Form N-1A for the Vanguard Chester Funds (the "Trust"). The purposes of this Amendment are to: (1) amend the current target allocation of assets among underlying Vanguard Funds for the Vanguard Target Retirement Income, Vanguard Target Retirement 2005, Vanguard Target Retirement 2015, Vanguard Target Retirement 2025, Vanguard Target Retirement 2035 and Vanguard Target Retirement 2045 Funds, and (2) add five new series to the Trust. The new series will be known as Vanguard Target Retirement 2010, Vanguard Target Retirement 2020, Vanguard Target Retirement 2030, Vanguard Target Retirement 2040, and Vanguard Target Retirement 2050 Funds. Each new series will offer Investor Shares only. The outside front cover of the Funds' prospectus and the Statement of Additional Information for the Trust includes the pre-effective language required by Rule 481(b)(2). This Amendment also includes a number of non-material editorial changes.

     Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on June 5, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485 (a) filing be declared effective.

     Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,


Judith L. Gaines
Associate Counsel

cc: Christian Sandoe, Esquire
    U.S. Securities & Exchange Commission